UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
    X              Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2009 to December 31, 2011
Date of Report (Date of earliest event reported) February 14, 2012
CFC FUNDING LLC1
Commission File Number of securitizer: None
Central Index Key Number of securitizer: 0001542260

Jeffrey Butcher; 949-333-7413
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

    Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1 CFC Funding LLC, as securitizer, is also filing this Form ABS-15G in respect of its affiliate, CFC W Funding LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CFC Funding LLC                                                    (Securitizer)

Date February 14, 2012

/s/ Jeffrey Butcher                                                     (Signature)

Jeffrey Butcher, Chief Financial Officer